UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F
                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2012
                                               -------------

Check here if Amendment [  ]; Amendment Number:
          This Amendment (Check only one):   /  / is a restatement.
                                             /  / adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:        Artal Group S.A.
Address:     10-12 avenue Pasteur, L-2310
             Luxembourg, Luxembourg

Form 13F File Number:  028-

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.* **

Person Signing this Report on Behalf of Reporting Manager:

Name:           Anne Goffard
Title:          Authorized Person
Phone:          352224259-1

Signature, Place and Date of Signing:

/s/ Anne Goffard               Luxembourg, Luxembourg          August 10, 2012
----------------               ----------------------          ---------------
[Signature]                    [City, State]                    [Date]

* The Reporting Manager does not have formal investment discretion with respect to all of the securities in the indicated rows, but may be deemed to be part of a group exercising such investment discretion. Such group, if any, would include the managers identified in the column captioned "Other Managers" relating to a given issuer. The filing of this report shall not be deemed an admission, for purposes of Section 13(f), 13(d), 13(g), or 16(a) under the Securities Exchange Act of 1934, as amended (the "Exchange Act"), and the rules thereunder, or for any other purpose, that the Reporting Manager or any Other Included Manager exercises investment discretion or is a member of such a group with respect to such securities. Reference is made to reports filed under Sections 13(d), 13(g), and 16(a) for additional information with respect to such beneficial ownership and/or pecuniary interest of the Reporting Manager, any Other Included Manager and related entities.

** Although the Reporting Manager is not yet required to file reports pursuant to Section 13(f) of the Exchange Act, the Reporting Manager is voluntarily filing this report to continue the public reporting of certain securities previously reported on Form 13F by Ulys, L.L.C. On March 31, 2012, Ulys, L.L.C. transferred its limited liability company interests in Invus Advisors, L.L.C. and Invus Public Equities Advisors, LLC to Artal International S.C.A. As a result, Artal International S.C.A., a wholly owned subsidiary of Artal Group S.A., replaced Ulys, L.L.C. as the managing member of each of Invus Advisors, L.L.C. and Invus Public Equities, LLC and, along with the persons controlling it, assumed investment discretion over the securities held by Invus Advisors, L.L.C. and Invus Public Equities, LLC.

Report Type (Check only one):

/X/ 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

/ / 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

/ / 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                             FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:           6

Form 13F Information Table Entry Total:     74

Form 13F Information Table Value Total:     $3,061,245 (in thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.


No.        Form 13F File Number     Name
--         --------------------     ----
1.          028-                    Stichting Administratiekantoor Westend
2.          028-                    Westend S.A.
3.          028-                    Artal International Management S.A.
4.          028-                    Artal International S.C.A.
5.          028-11522               Invus Public Equities Advisors, LLC
6.          028-14596               Invus Advisors, L.L.C.

                                Artal Group S.A.
                           FORM 13F INFORMATION TABLE
                          Quarter Ended June 30, 2012



NAME OF ISSUER                TITLE OF CUSIP      VALUE     SHRS OR   SH/   PUT/     INVESTMENT OTHER
                              CLASS               (x 1000)  PRN AMT   PRN   CALL     DISCRETION MANAGERS   VOTING AUTHORITY
                                                                                                           SOLE      SHARED   NONE
ACORDA THERAPEUTICS INC       COM      00484M106  34,751    1,475,000 SH             DEFINED    1,2,3,4,5  1,475,000
ACORDA THERAPEUTICS INC       COM      00484M106   4,712      200,000 SH    CALL     DEFINED    1,2,3,4,5    200,000
AFFYMETRIX INC                COM      00826T108  12,898    2,750,000 SH             DEFINED    1,2,3,4,5  2,750,000
AFFYMETRIX INC                COM      00826T108   2,345      500,000 SH    CALL     DEFINED    1,2,3,4,5    500,000
AGENUS INC                    COM NEW  00847G705   2,149      410,130 SH             DEFINED    1,2,3,4,5    410,130
AMARIN CORP PLC               SPONS
                              ADR NEW  023111206  11,930      825,000 SH             DEFINED    1,2,3,4,5    825,000
APPLE INC                     COM      037833100   5,840       10,000 SH             DEFINED    1,2,3,4,5     10,000
ARCH COAL INC                 COM      039380100   4,134      600,000 SH    CALL     DEFINED    1,2,3,4,5    600,000
ARCOS DORADOS HOLDINGS INC    SHS
                              CLASS -A G0457F107  12,563      850,000 SH             DEFINED    1,2,3,4,5    850,000
ARRAY BIOPHARMA INC           COM      04269X105   9,716    2,800,000 SH             DEFINED    1,2,3,4,5  2,800,000
AUXILIUM PHARMACEUTICALS INC  COM      05334D107  57,808    2,149,800 SH             DEFINED    1,2,3,4,5  2,149,800
AUXILIUM PHARMACEUTICALS INC  COM      05334D107   4,034      150,000 SH    CALL     DEFINED    1,2,3,4,5    150,000
AUXILIUM PHARMACEUTICALS INC  COM      05334D107  13,445      500,000 SH    CALL     DEFINED    1,2,3,4,5    500,000
AVANIR PHARMACEUTICALS INC    CL A NEW 05348P401  12,152    3,100,000 SH             DEFINED    1,2,3,4,5  3,100,000
BANK OF AMERICA CORPORATION   COM      060505104   6,544      800,000 SH             DEFINED    1,2,3,4,5    800,000
BANK OF AMERICA CORPORATION   COM      060505104   8,180    1,000,000 SH    CALL     DEFINED    1,2,3,4,5  1,000,000


BEAZER HOMES USA INC          COM      07556Q105   1,625      500,000 SH             DEFINED    1,2,3,4,5    500,000
BIODEL INC                    COM NEW  09064M204     750      290,740 SH             DEFINED    1,2,3,4,5    290,740
BIOMARIN PHARMACEUTICAL INC   COM      09061G101  13,853      350,000 SH             DEFINED    1,2,3,4,5    350,000
BRF-BRASIL FOODS S A          SPONSORED
                              ADR      10552T107  10,177      670,000 SH             DEFINED    1,2,3,4,5    670,000
C&J ENERGY SVCS INC           COM      12467B304   3,660      197,860 SH             DEFINED    1,2,3,4,5    197,860
CAPITAL ONE FINL CORP         COM      14040H105  21,864      400,000 SH    CALL     DEFINED    1,2,3,4,5    400,000
CATERPILLAR INC DEL           COM      149123101   8,491      100,000 SH    CALL     DEFINED    1,2,3,4,5    100,000
CEMENTOS PACASMAYO S A A      SPON ADR
                              REP 5    15126Q109   4,339      425,000 SH             DEFINED    1,2,3,4,5    425,000
CERES INC                     COM      156773103  41,166    4,548,682 SH             DEFINED    1,2,3,4    4,548,682
CISCO SYS INC                 COM      17275R102  12,019      700,000 SH    CALL     DEFINED    1,2,3,4,5    700,000
CIT GROUP INC                 COM NEW  125581801  17,820      500,000 SH    CALL     DEFINED    1,2,3,4,5    500,000
CIT GROUP INC                 COM NEW  125581801   8,910      250,000 SH    CALL     DEFINED    1,2,3,4,5    250,000
CITIGROUP INC                 UNIT 99/
                              99/9999  172967416   3,679       43,000 SH             DEFINED    1,2,3,4,5     43,000
CREDIT SUISSE GROUP           SPONSORED
                              ADR      225401108   3,666      200,000 SH    CALL     DEFINED    1,2,3,4,5    200,000
EXPRESS SCRIPTS HLDG CO       COM      30219G108  19,541      350,000 SH             DEFINED    1,2,3,4,5    350,000
EXPRESS SCRIPTS HLDG CO       COM      30219G108  11,166      200,000 SH    CALL     DEFINED    1,2,3,4,5    200,000
FLUIDIGM CORP DEL             COM      34385P108   4,706      312,899 SH             DEFINED    1,2,3,4,6    312,899
FOREST LABS INC               COM      345838106  10,497      300,000 SH    CALL     DEFINED    1,2,3,4,5    300,000
FREEPORT-MCMORAN COPPER & GO  COM      35671D857   3,407      100,000 SH    CALL     DEFINED    1,2,3,4,5    100,000


FREEPORT-MCMORAN COPPER & GO  COM       35671D857     3,407     100,000 SH  CALL     DEFINED    1,2,3,4,5     100,000
FURIEX PHARMACEUTICALS INC    COM       36106P101    19,450     928,400 SH           DEFINED    1,2,3,4,5     928,400
GOLDMAN SACHS GROUP INC       COM       38141G104     9,586     100,000 SH  CALL     DEFINED    1,2,3,4,5     100,000
GOLDMAN SACHS GROUP INC       COM       38141G104     9,586     100,000 SH  CALL     DEFINED    1,2,3,4,5     100,000
HCA HOLDINGS INC              COM       40412C101     6,086     200,000 SH           DEFINED    1,2,3,4,5     200,000
IMMUNOGEN INC                 COM       45253H101    12,722     760,000 SH           DEFINED    1,2,3,4,5     760,000
IRONWOOD PHARMACEUTICALS INC  COM CL A  46333X108     2,989     216,879 SH           DEFINED    1,2,3,4,6     216,879
ISHARES TR                    BARCLYS
                              20+ YR    464287432   250,400   2,000,000 SH   PUT     DEFINED    1,2,3,4,5   2,000,000
ITAU UNIBANCO HLDG SA         SPON ADR
                              REP PFD   465562106    17,400   1,250,000 SH           DEFINED    1,2,3,4,5   1,250,000
ITAU UNIBANCO HLDG SA         SPON ADR
                              REP PFD   465562106     6,960     500,000 SH  CALL    DEFINED    1,2,3,4,5      500,000
JPMORGAN CHASE & CO           COM       46625H100    17,865     500,000 SH  CALL    DEFINED    1,2,3,4,5      500,000
LAMAR ADVERTISING CO          CL A      512815101     8,580     300,000 SH          DEFINED    1,2,3,4,5      300,000
LEXICON PHARMACEUTICALS INC   COM       528872104    12,467   5,553,292 SH          DEFINED    1,2,3,4,5    5,553,292
LEXICON PHARMACEUTICALS INC   COM       528872104   550,842 244,818,843 SH          DEFINED    1,2,3,4,6  244,818,843
LILLY ELI & CO                COM       532457108    17,164     400,000 SH  CALL    DEFINED    1,2,3,4,5      400,000
MERITOR INC                   COM       59001K100     9,135   1,750,000 SH          DEFINED    1,2,3,4,5    1,750,000
METLIFE INC                   COM       59156R108    26,223     850,000 SH          DEFINED    1,2,3,4,5      850,000
MICROVISION INC               *W EXP
                              07/23/201 594960163        25     360,515 SH          DEFINED    1,2,3,4,5      360,515
MORGAN STANLEY                COM NEW   617446448     7,295     500,000 SH          DEFINED    1,2,3,4,5      500,000


NEKTAR THERAPEUTICS           COM       640268108    33,087   4,100,000 SH          DEFINED     1,2,3,4,5  4,100,000
NOVAGOLD RES INC              COM NEW   66987E206     7,920   1,500,000 SH          DEFINED     1,2,3,4,5  1,500,000
ONYX PHARMACEUTICALS INC      COM       683399109    23,258     350,000 SH          DEFINED     1,2,3,4,5    350,000
ONYX PHARMACEUTICALS INC      COM       683399109     3,323      50,000 SH  CALL    DEFINED     1,2,3,4,5     50,000
PACIFIC BIOSCIENCE CALIF IN   COM       69404D108       434     200,000 SH          DEFINED     1,2,3,4,5    200,000
PFIZER INC                    COM       717081103     6,900     300,000 SH  CALL    DEFINED     1,2,3,4,5    300,000
PFIZER INC                    COM       717081103    16,100     700,000 SH  CALL    DEFINED     1,2,3,4,5    700,000
POTASH CORP SASK INC          COM       73755L107    10,923     250,000 SH          DEFINED     1,2,3,4,5    250,000
QUALCOMM INC                  COM       747525103    22,272     400,000 SH  CALL    DEFINED     1,2,3,4,5    400,000
SCHLUMBERGER LTD              COM       806857108     9,737     150,000 SH  CALL    DEFINED     1,2,3,4,5    150,000
SMART TECHNOLOGIES INC        CL A
                              SUB VTG S 83172R108     1,999   1,098,369 SH          DEFINED     1,2,3,4,5  1,098,369
SPDR S&P 500 ETF TR           TR UNIT   78462F103    27,220     200,000 SH  CALL    DEFINED     1,2,3,4,5    200,000
UNITED STATES OIL FUND LP     UNITS     91232N108     3,183     100,000 SH  CALL    DEFINED     1,2,3,4,5    100,000
U S SILICA HLDGS INC          COM       90346E103     3,209     285,000 SH          DEFINED     1,2,3,4,5    285,000
VRINGO INC                    COM       92911N104     1,351     350,000 SH  CALL    DEFINED     1,2,3,4,5    350,000
WEIGHT WATCHERS INTL INC NEW  COM       948626106 1,482,303  28,749,089 SH          DEFINED     1,2,3,4   28,749,089
XOMA CORP DEL                 COM       98419J107     1,043     350,000 SH          DEFINED     1,2,3,4,5    350,000
VIPSHOP HLDGS LTD             SPONSORED
                              ADR       92763W103     5,619     921,150 SH          DEFINED     1,2,3,4,5    921,150
YPF SOCIEDAD ANONIMA          SPON ADR
                              CL D      984245100     7,410     600,000 SH          DEFINED     1,2,3,4,5    600,000


YPF SOCIEDAD ANONIMA          SPON ADR
                              CL D      984245100     1,235     100,000 SH  CALL    DEFINED     1,2,3,4,5    100,000